FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	£ 480,141	£ 474,470
Loans and advances to banks	5,950	4,852	£ 3,692
Debt securities	5,137	5,325
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	178,269	177,569
Loans and advances to banks	5,656	4,453	£ 3,153
Debt securities	4,315	5,241
Level 1 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	0	0
Loans and advances to banks	0	0
Debt securities	0	0
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	0	0
Level 1 | The Group | Reverse repos
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	0	0
Loans and advances to banks	0	0
Level 1 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	0	0
Loans and advances to banks	0	0
Debt securities	0	0
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	0	0
Level 1 | The Bank | Reverse repos
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	0	0
Loans and advances to banks	0	0
Level 2 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	54,447	51,624
Loans and advances to banks	1,626	408
Debt securities	5,129	5,317
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	0	0
Level 2 | The Group | Reverse repos
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	54,447	51,624
Loans and advances to banks	1,626	408
Level 2 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	54,447	51,624
Loans and advances to banks	1,626	408
Debt securities	4,315	5,242
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	0	0
Level 2 | The Bank | Reverse repos
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	54,447	51,624
Loans and advances to banks	1,626	408
Level 3 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	425,071	423,504
Loans and advances to banks	4,323	4,441
Debt securities	0	0
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	738	1,854
Level 3 | The Group | Reverse repos
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	0	0
Loans and advances to banks	0	0
Level 3 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	122,076	123,576
Loans and advances to banks	4,029	4,042
Debt securities	0	0
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	128,771	202,277
Level 3 | The Bank | Reverse repos
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	0	0
Loans and advances to banks	0	0
Cost or valuation | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	480,141	474,470
Loans and advances to banks	5,950	4,852
Debt securities	5,137	5,325
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	738	1,854
Cost or valuation | The Group | Reverse repos
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	54,447	51,624
Loans and advances to banks	1,626	408
Cost or valuation | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	178,269	177,569
Loans and advances to banks	5,656	4,453
Debt securities	4,315	5,241
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	128,771	202,277
Cost or valuation | The Bank | Reverse repos
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	54,447	51,624
Loans and advances to banks	1,626	408
Fair value | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	479,518	475,128
Loans and advances to banks	5,949	4,849
Debt securities	5,129	5,317
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	738	1,854
Fair value | The Group | Reverse repos
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	54,447	51,624
Loans and advances to banks	1,626	408
Fair value | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	176,523	175,200
Loans and advances to banks	5,655	4,450
Debt securities	4,315	5,242
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	128,771	202,277
Fair value | The Bank | Reverse repos
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	54,447	51,624
Loans and advances to banks	£ 1,626	£ 408